Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	[1]
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares issued	[1]	13,763,268	13,763,268
Ordinary shares, shares outstanding	[1]	13,763,268	13,763,268

[1]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025.